Note 9 - Premises and Equipment (Details) - Premises and Equipment (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Property, Plant and Equipment [Line Items]
Property Plant and Equipment Gross	$ 22,553	$ 21,818
Accumulated depreciation	(15,571)	(15,107)
	6,982	6,711
Land [Member]
Property, Plant and Equipment [Line Items]
Property Plant and Equipment Gross	1,978	1,978
Building and Building Improvements [Member]
Property, Plant and Equipment [Line Items]
Property Plant and Equipment Gross	8,526	8,490
Furniture and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property Plant and Equipment Gross	$ 12,049	$ 11,350